Shareholders' Equity - Changes in share capital (Details) € / shares in Units, $ in Millions														1 Months Ended			12 Months Ended
	Jun. 15, 2022 EUR (€) € / shares shares	Oct. 01, 2021 EUR (€) item € / shares shares	Sep. 27, 2021 EUR (€) item € / shares shares	Jun. 28, 2021 EUR (€) € / shares shares	Dec. 14, 2020 EUR (€) € / shares shares	Nov. 30, 2020 EUR (€) € / shares shares	Jul. 15, 2020 EUR (€) € / shares shares	Jul. 15, 2020 USD ($) shares	Jun. 28, 2020 EUR (€) € / shares shares	Apr. 18, 2020 EUR (€)	Apr. 17, 2020 EUR (€)	Feb. 07, 2020 EUR (€) € / shares shares	Jan. 26, 2020 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€)	Jul. 31, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Shareholders' equity																	€ 45,476,000	€ 88,866,000		€ 111,211,000	€ 41,392,000
Number of shares outstanding | shares																	42,134,169
Nominal value per share | € / shares																	€ 0.01
Issue of ordinary shares															$ 107.7		€ 9,366,000	25,426,000		109,099,000
Transaction costs																	(539,000)			(7,397,000)
Capital increase in cash																€ 14,700,000
Gross proceeds from initial public offering | $								$ 107.7
Reclassification of debit retained earnings to premium related to share capital										€ 48,000,000.0
At Market Offering [Member]
Disclosure of classes of share capital [line items]
Issue of ordinary shares																	€ 9,400,000
Number of shares issued during the period | shares																	1,260,618
Gross proceeds from initial public offering														€ 9,400,000					$ 31.9
AGA 2019-1 [Member]
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares				€ 0.01
Share capital
Disclosure of classes of share capital [line items]
Shareholders' equity																	€ 421,341	€ 408,735		€ 386,302	€ 268,461
Number of shares outstanding | shares																	42,134,169	40,873,551		38,630,261	26,846,112
Nominal value per share | € / shares						€ 0.01	€ 0.01					€ 0.01					€ 0.01	€ 0.01		€ 0.01	€ 0.01
Issue of ordinary shares						€ 100	€ 74,783					€ 37,783					€ 13,000	€ 22,000		€ 113,000
Increase (decrease) in number of shares outstanding | shares						10,000	7,478,261	7,478,261				3,778,338
Number of shares issued during the period | shares																		2,214,190	2,214,190	11,256,599
Share capital | At Market Offering [Member]
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares	€ 0.01	€ 0.01	€ 0.01
Issue of ordinary shares	€ 12,606	€ 1,309	€ 20,833
Increase (decrease) in number of shares outstanding | shares	1,260,618	130,856	2,083,334
Capital increase in cash		€ 25,400,000	€ 25,400,000
Number of ATM emissions | item		2	2
Share capital | AGA Bonus Plans
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares				€ 0.01	€ 0.01				€ 0.01				€ 0.01
Issue of ordinary shares				€ 291	€ 2,273				€ 2,270				€ 633
Increase (decrease) in number of shares outstanding | shares				29,100	227,250				227,000				63,300
Number of shares issued during the period | shares				29,100
Premiums related to share capital
Disclosure of classes of share capital [line items]
Shareholders' equity																	173,885,665	€ 165,071,566		€ 139,667,603	€ 86,011,893
Issue of ordinary shares						€ 66,650	€ 94,024,272					€ 14,962,218					9,354,000	€ 25,404,000		108,986,000
Transaction costs							€ (7,077,866)					€ (319,564)					€ (539,000)			(7,397,000)
Appropriation of the issue premium											€ (48,000,000)									€ (48,000,000)
Premiums related to share capital | At Market Offering [Member]
Disclosure of classes of share capital [line items]
Issue of ordinary shares	€ 9,353,504	€ 1,615,584	€ 25,556,803
Transaction costs	€ (539,404)
Premiums related to share capital | AGA Bonus Plans | At Market Offering [Member]
Disclosure of classes of share capital [line items]
Transaction costs		€ (1,768,424)